Annual Fund Operating Expenses - Class T - DWS International Growth Fund - Class T	Dec. 01, 2021
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.33%	[1]
Total annual fund operating expenses	1.20%

[1]	”Other expenses“ for Class T are based on estimated amounts for the current fiscal year.